Accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting policies
Schedule of transition effect on Consolidated Statement of Financial Position

Skr mn	December 31, 2018	Effect	January 1, 2019
Assets
Tangible and intangible assets	69	94	163
Total assets	302,033	94	302,127

Liabilities
Other liabilities	1,069	95	1,164
Accrued expenses and prepaid revenues	2,583	-1	2,582
Total liabilities	283,794	94	283,888